Changes in Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Contingency [Line Items]
Balance, beginning of year	$ 7,202	$ 6,935	$ 6,542
Decreases related to settlements	(30)	(16)	(632)
Increases for tax positions related to the current year	612	481	739
Increases for tax positions related to prior years	931	118	405
Decreases for tax positions related to prior years	(65)	(292)	(119)
Decreases due to lapsed statutes of limitations	(2)	(24)	0
Balance, end of year	$ 8,648	$ 7,202	$ 6,935